Impairment losses and goodwill - Sensitivity of recoverable amounts (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Sensitivity analysis, percentage used for cash flow projections in the terminal year	10.00%
Goodwill, cash generating unit, sensitivity analysis, impairment risk of impairment percentage	16.00%
Percentage of other entities share of aggregated recoverable amount of consolidated entities	3.00%
Percentage of recognition of goodwill relating to certain non-controlling interests (as a percent)	100.00%
France (excluding Enterprise), operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	0.0234	0.0141	0.0252
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(0.0217)	(0.0124)	(0.0243)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(39.00%)	(28.00%)	(34.00%)
Spain, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	0.0019	0.0001	0.0054
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(0.0021)	(0.0001)	(0.0063)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(4.00%)	0.00%	(11.00%)
Reasonably possible increase in discount rate in order for unit's recoverable amount to be equal to net carrying value	0.25%
Reasonably possible decrease in perpetual growth rate in order for unit's recoverable amount to be equal to net carrying value	0.25%
Reasonably possible decrease in discounted cash flows of terminal value in order for unit's recoverable amount to be equal to net carrying value	5.00%
Goodwill, cash generating unit, sensitivity analysis, impairment risk of impairment percentage	3.00%
Poland, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	0.0269	0.0189	0.0200
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(0.0221)	(0.0151)	(0.0178)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(30.00%)	(23.00%)	(24.00%)
Orange Belgium [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage		0.0856
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(0.0049)	(0.0711)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage		(69.00%)
Increase (decrease) in recoverable amount due to reasonably possible increase decrease in reference price per share	€ 100
Enterprise, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	0.1125	0.1067	0.1130
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(0.1026)	(0.1691)	(0.1783)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(83.00%)	(82.00%)	(74.00%)
Orange Romania [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	0.0044	0.0049
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(0.0045)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(10.00%)	(9.00%)
Reasonably possible increase in discount rate in order for unit's recoverable amount to be equal to net carrying value	1.00%
Reasonably possible decrease in perpetual growth rate in order for unit's recoverable amount to be equal to net carrying value	1.00%
Reasonably possible decrease in discounted cash flows of terminal value in order for unit's recoverable amount to be equal to net carrying value	10.00%
Orange Morocco [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	0.0354
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(0.0433)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage		(53.00%)
Sierra Leone, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage		0.0050
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage		(0.0086)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage		(9.00%)
Orange Liberia [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage		0.0083
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage		(0.0154)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage			(15.00%)